Revenue - Collaboration Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total collaboration revenue	$ 876	$ 727	$ 819
Japan
Revenues
Total collaboration revenue			19
Nexium | Sale of rights
Revenues
Total collaboration revenue	75
Crestor | Almirall
Revenues
Total collaboration revenue			39
Zoladex | TerSera
Revenues
Total collaboration revenue		35
Lynparza/Koselugo | MSD
Revenues
Total collaboration revenue	400	460	610
Enhertu | Share of gross profits
Revenues
Total collaboration revenue	193	94
MEDI8897 | Sanofi
Revenues
Total collaboration revenue			34
Roxadustat | Share of gross profits
Revenues
Total collaboration revenue	6	30
Other Ongoing Collaboration Revenue
Revenues
Total collaboration revenue	64	46	55
Profit share revenue from product sales by collaboration partners
Revenues
Total collaboration revenue	200	128	0
Royal income
Revenues
Total collaboration revenue	$ 138	$ 62	$ 62